Long -Term Deferred Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Convertible bond issuance costs (Note 22)	$ 27	166	4,080
Arrangement fees for long-term bank borrowings	1,506	9,114	20,931
Others	52	314	189
Long-term deferred expenses	$ 1,585	9,594	25,200